The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 92.4%
	Aerospace — 1.5%
26,000	Aerojet Rocketdyne Holdings Inc.	$1,220,960
6,000	Allied Motion Technologies Inc.	307,980
9,000	Avio SpA†	129,607
8,500	Kaman Corp.	435,965
1,000	L3Harris Technologies Inc.	202,680
256,666	Rolls-Royce Holdings plc†	372,593

		2,669,785

	Automotive — 2.2%
4,100	Ferrari NV	858,048
70,000	Navistar International Corp.†	3,082,100

		3,940,148

	Automotive: Parts and Accessories — 2.1%
93,000	Dana Inc.	2,262,690
49,000	Freni Brembo SpA†	610,250
15,000	Garrett Motion Inc.†	77,850
2,000	Linamar Corp.	117,912
31,400	Modine Manufacturing Co.†	463,778
27,000	Uni-Select Inc.†	194,868

		3,727,348

	Aviation: Parts and Services — 0.8%
15,500	AAR Corp.†	645,575
1,000	Curtiss-Wright Corp.	118,600
4,500	Ducommun Inc.†	270,000
76,000	Signature Aviation plc†	423,600

		1,457,775

	Broadcasting — 3.1%
45,000	Beasley Broadcast Group Inc., Cl. A†	127,350
1,000	Cogeco Inc.	77,146
135,000	Corus Entertainment Inc., Cl. B	614,466
7,500	Discovery Inc., Cl. A†	325,950
2,500	Discovery Inc., Cl. C†	92,225
195,000	Grupo Televisa SAB, ADR†	1,727,700
320,000	ITV plc†	530,044
500	Liberty Broadband Corp., Cl. A†	72,575
603	Liberty Broadband Corp., Cl. C†	90,540
2,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	88,160
188	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	8,293
55,000	Sinclair Broadcast Group Inc., Cl. A	1,609,300
25,000	Sirius XM Holdings Inc.	152,250
8,000	TEGNA Inc.	150,640

		5,666,639

	Building and Construction — 1.2%
10,000	Arcosa Inc.	650,900
1,400	Bouygues SA	56,132
1,000	Carrier Global Corp.	42,220

Shares		Market Value
28,000	GCP Applied Technologies Inc.†	$687,120
7,000	IES Holdings Inc.†	352,870
6,000	Johnson Controls International plc	358,020

		2,147,262

	Business Services — 5.7%
5,000	Clarivate plc†	131,950
83,000	Diebold Nixdorf Inc.†	1,172,790
20,000	Fly Leasing Ltd., ADR†	337,000
52,000	Herc Holdings Inc.†	5,269,160
54,000	JCDecaux SA†	1,361,505
13,500	Loomis AB	410,559
31,000	Macquarie Infrastructure Corp.	986,110
20,000	Ocean Outdoor Ltd.†	159,000
4,000	Ströeer SE & Co. KGaA	326,011
4,000	The Interpublic Group of Companies Inc.	116,800

		10,270,885

	Cable and Satellite — 2.0%
150	Cable One Inc.	274,254
2,900	Cogeco Communications Inc.	272,300
10,000	Euskaltel SA	130,170
28,000	Liberty Global plc, Cl. A†	718,480
49,712	Liberty Global plc, Cl. C†	1,269,644
25,000	Liberty Latin America Ltd., Cl. C†	324,500
14,000	Megacable Holdings SAB de CV	50,104
6,000	Shaw Communications Inc., Cl. B	157,320
25,000	WideOpenWest Inc.†	339,750

		3,536,522

	Computer Software and Services — 0.9%
8,000	AVEVA Group plc	377,406
15,000	Computer Task Group Inc.†	143,250
2,000	Rocket Internet SE†	55,539
6,000	Talend SA, ADR†	381,840
2,000	Twitter Inc.†	127,260
2,000	Zooplus AG†	571,105

		1,656,400

	Consumer Products — 6.3%
200	dormakaba Holding AG	136,592
20,000	Edgewell Personal Care Co.	792,000
26,500	Energizer Holdings Inc.	1,257,690
4,700	Essity AB, Cl. B	148,479
25,800	Hunter Douglas NV†	2,033,180
300	L’Oreal SA	114,972
12,000	Marine Products Corp.	195,240
20,000	Mattel Inc.†	398,400
600	Nintendo Co. Ltd., ADR	42,480
4,000	Salvatore Ferragamo SpA†	76,741
43,000	Scandinavian Tobacco Group A/S	824,987
6,000	Shiseido Co. Ltd.	402,186

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
3,500	Spectrum Brands Holdings Inc.	$297,500
59,000	Swedish Match AB	4,605,992
600	The Aaron’s Co. Inc.	15,408

		11,341,847

	Consumer Services — 0.8%
3,000	Allegion plc	376,860
17,500	Ashtead Group plc	1,043,910
500	Boyd Group Services Inc.	84,722

		1,505,492

	Diversified Industrial — 6.7%
68,069	Ampco-Pittsburgh Corp.†	459,466
34,700	Ardagh Group SA	881,727
4,000	AZZ Inc.	201,400
65,000	Canfor Corp.†	1,346,344
3,000	Colfax Corp.†	131,430
3,600	Crane Co.	338,076
26,800	EnPro Industries Inc.	2,285,236
38,000	Greif Inc., Cl. A	2,166,000
27,000	Griffon Corp.	733,590
1,200	Haynes International Inc.	35,604
2,000	Jardine Matheson Holdings Ltd.	130,780
5,000	Jardine Strategic Holdings Ltd.	165,100
2,400	Moog Inc., Cl. A	199,560
24,200	Myers Industries Inc.	478,192
6,000	Raven Industries Inc.†	229,980
5,000	Smiths Group plc	105,980
20,000	Steel Partners Holdings LP†	275,000
5,000	Sulzer AG	562,345
40,000	Toray Industries Inc.	257,394
13,000	Tredegar Corp.	195,130
12,000	Trinity Industries Inc.	341,880
16,000	Ultra Electronics Holdings plc	447,328
10,000	Wartsila OYJ Abp	104,769

		12,072,311

	Educational Services — 0.1%
7,000	Barnes & Noble Education Inc.†	56,980
15,000	Universal Technical Institute Inc.†	87,600

		144,580

	Electronics — 2.6%
7,000	Datalogic SpA	142,999
20,000	Resideo Technologies Inc.†	565,000
37,000	Sony Group Corp., ADR	3,922,370

		4,630,369

	Energy and Utilities — 0.1%
20,000	NEL ASA†	58,902

Shares		Market Value
500	NextEra Energy Inc.	$37,805

		96,707

	Energy and Utilities: Alternative Energy — 0.1%
2,000	NextEra Energy Partners LP	145,760

	Energy and Utilities: Electric — 0.9%
31,200	Algonquin Power & Utilities Corp.	494,304
7,500	Fortis Inc.	325,436
16,000	PNM Resources Inc.	784,800

		1,604,540

	Energy and Utilities: Integrated — 1.1%
14,000	Avista Corp.	668,500
3,500	Emera Inc.	155,769
15,500	Hawaiian Electric Industries Inc.	688,665
100,000	Hera SpA	383,238
2,000	Siemens Gamesa Renewable Energy SA†	77,398

		1,973,570

	Energy and Utilities: Natural Gas — 0.7%
24,500	National Fuel Gas Co.	1,224,755
1,200	Southwest Gas Holdings Inc.	82,452

		1,307,207

	Energy and Utilities: Services — 0.4%
20,000	Dril-Quip Inc.†	664,600
1,500	KLX Energy Services Holdings Inc.†	24,045

		688,645

	Energy and Utilities: Water — 2.0%
70,000	Beijing Enterprises Water Group Ltd.	26,563
1,400	Consolidated Water Co. Ltd.	18,830
17,000	Mueller Water Products Inc., Cl. A	236,130
90,000	Primo Water Corp.	1,463,400
60,500	Severn Trent plc	1,923,326

		3,668,249

	Entertainment — 5.9%
46,000	Borussia Dortmund GmbH & Co. KGaA†	292,647
273,000	Entain plc†	5,713,111
16,500	GAN Ltd.†	300,300
8,000	Golden Entertainment Inc.†	202,080
24,000	Liberty Media Corp.- Liberty Braves, Cl. A†	684,240
21,011	Liberty Media Corp.- Liberty Braves, Cl. C†	584,526
3,600	Madison Square Garden Entertainment Corp.†	294,480
4,000	Madison Square Garden Sports Corp.†	717,840
6,000	Manchester United plc, Cl. A	94,440
14,000	ViacomCBS Inc., Cl. A	660,380
13,000	Vivendi SE	426,863
150,000	William Hill plc†	562,469

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
175,000	Wow Unlimited Media Inc.†(a)(b)	$76,589

		10,609,965

	Environmental Services — 1.0%
180,000	Renewi plc†	118,243
2,000	Stericycle Inc.†	135,020
10,000	Tomra Systems ASA	432,940
9,500	Waste Connections Inc.	1,025,810

		1,712,013

	Equipment and Supplies — 3.3%
2,000	A.O. Smith Corp.	135,220
20,000	Commercial Vehicle Group Inc.†	193,000
31,000	Flowserve Corp.	1,203,110
11,500	Graco Inc.	823,630
18,000	Interpump Group SpA	907,248
37,000	Mueller Industries Inc.	1,529,950
2,000	Snap-on Inc.	461,480
6,500	Watts Water Technologies Inc., Cl. A	772,265

		6,025,903

	Financial Services — 4.4%
500	Alleghany Corp.†	313,145
24,477	Barings BDC Inc.	244,280
2,120	Digital Realty Trust Inc., REIT	298,581
2,000	EXOR NV	168,728
53,000	FinecoBank Banca Fineco SpA†	867,347
32,000	Flushing Financial Corp.	679,360
195,000	GAM Holding AG†	513,315
1,000	Groupe Bruxelles Lambert SA	103,503
8,500	H&R Block Inc.	185,300
11,000	I3 Verticals Inc., Cl. A†	342,375
23,000	Kinnevik AB, Cl. A	1,190,366
32,500	Kinnevik AB, Cl. B	1,580,074
56,601	Oaktree Specialty Lending Corp.	350,926
1,200	PROG Holdings Inc.†	51,948
70,000	Resona Holdings Inc.	293,845
5,000	Seven Oaks Acquisition Corp., Cl. A†	48,750
16,000	Synovus Financial Corp.	732,000
4,000	VNV Global AB†	50,015

		8,013,858

	Food and Beverage — 13.3%
7,000	Britvic plc	80,820
1,000	Campbell Soup Co.	50,270
280	Chocoladefabriken Lindt & Spruengli AG	2,444,057
41,500	Chr. Hansen Holding A/S†	3,771,032
6,000	Coca-Cola Amatil Ltd.	61,205
3,000	Coca-Cola HBC AG	95,537
115,000	Davide Campari-Milano NV	1,288,187
1,400	Diageo plc, ADR	229,894
2,000	Fevertree Drinks plc	59,004

Shares		Market Value
8,000	Fomento Economico Mexicano SAB de CV, ADR	$602,640
1,000	Heineken Holding NV	89,008
1,500	International Flavors & Fragrances Inc.	209,415
39,000	ITO EN Ltd.	2,391,601
600	J & J Snack Foods Corp.	94,218
13,000	Kameda Seika Co. Ltd.	565,907
10,000	Kerry Group plc, Cl. A	1,258,307
40,000	Kikkoman Corp.	2,380,673
7,500	Luckin Coffee Inc., ADR†	65,250
113,000	Maple Leaf Foods Inc.	2,576,152
35,000	Nomad Foods Ltd.†	961,100
5,000	Post Holdings Inc.†	528,600
250,000	Premier Foods plc†	328,107
8,500	Remy Cointreau SA	1,569,952
1,800	Symrise AG	218,263
9,000	Treasury Wine Estates Ltd.	70,752
40,000	Tsingtao Brewery Co. Ltd., Cl. H	354,510
215,000	Vitasoy International Holdings Ltd.	826,912
16,000	Yakult Honsha Co. Ltd.	809,212

		23,980,585

	Health Care — 6.4%
15,000	Aurinia Pharmaceuticals Inc.†	194,775
28,000	Bausch Health Cos. Inc.†	888,720
900	Bio-Rad Laboratories Inc., Cl. A†	514,053
150	Bio-Rad Laboratories Inc., Cl. B†	85,200
2,700	Cantel Medical Corp.†	215,568
4,000	Cardiovascular Systems Inc.†	153,360
4,500	CareDx Inc.†	306,405
1,500	Catalent Inc.†	157,965
1,250	Charles River Laboratories International Inc.†	362,287
5,500	Clovis Oncology Inc.†	38,610
11,500	Cutera Inc.†	345,575
3,000	DaVita Inc.†	323,310
4,000	DENTSPLY SIRONA Inc.	255,240
20,000	DLH Holdings Corp.†	198,400
2,000	Draegerwerk AG & Co. KGaA	151,513
2,000	eHealth Inc.†	145,460
5,500	Endo International plc†	40,755
20,000	Evolent Health Inc., Cl. A†	404,000
2,000	Gerresheimer AG	198,655
2,500	Henry Schein Inc.†	173,100
1,750	ICU Medical Inc.†	359,520
4,666	Idorsia Ltd.†	125,098
8,000	InfuSystem Holdings Inc.†	162,880
4,000	Integer Holdings Corp.†	368,400
2,000	NeoGenomics Inc.†	96,460
21,250	Option Care Health Inc.†	376,975
4,500	Orthofix Medical Inc.†	195,075
4,400	Pandion Therapeutics Inc.†	264,220
42,000	Patterson Cos. Inc.	1,341,900
7,000	Perrigo Co. plc	283,290

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
6,000	Personalis Inc.†	$147,660
10,000	PPD Inc.†	378,400
4,000	Silk Road Medical Inc.†	202,600
6,000	SurModics Inc.†	336,420
2,000	Teladoc Health Inc.†	363,500
11,000	Tenet Healthcare Corp.†	572,000
500	The Cooper Companies Inc.	192,045
15,000	Trillium Therapeutics Inc.†	161,100
2,500	Varian Medical Systems Inc.†	441,325
200	Zoetis Inc.	31,496

		11,553,315

	Hotels and Gaming — 2.8%
2,500	Caesars Entertainment Inc.†	218,625
901	Flutter Entertainment plc†	192,590
24,000	Full House Resorts Inc.†	204,240
53,000	International Game Technology plc†	850,650
841,250	Mandarin Oriental International Ltd.†	1,497,425
11,500	MGM Resorts International	436,885
10,000	Red Rock Resorts Inc., Cl. A†	325,900
285,000	The Hongkong & Shanghai Hotels Ltd.	283,383
11,000	The Marcus Corp.†	219,890
6,500	Wynn Resorts Ltd.†	814,905

		5,044,493

	Machinery — 5.0%
19,000	Astec Industries Inc.	1,432,980
300	Bucher Industries AG	152,865
165,000	CNH Industrial NV, Borsa Italiana†	2,553,173
250,000	CNH Industrial NV, New York†	3,910,000
13,000	Twin Disc Inc.†	124,280
8,500	Xylem Inc.	894,030

		9,067,328

	Manufactured Housing and Recreational Vehicles — 0.3%
2,600	Cavco Industries Inc.†	586,586

	Metals and Mining — 0.5%
2,000	Allegheny Technologies Inc.†	42,120
25,000	Cameco Corp.	415,250
50,000	Sierra Metals Inc.†	157,500
4,000	TimkenSteel Corp.†	47,000
5,800	Wheaton Precious Metals Corp.	221,618

		883,488

	Publishing — 0.6%
1,600	Graham Holdings Co., Cl. B	899,904
1,500	Meredith Corp.†	44,670
10,000	The E.W. Scripps Co., Cl. A	192,700

		1,137,274

	Real Estate — 0.4%
11,349	Indus Realty Trust Inc., REIT	682,756

Shares		Market Value
35,000	Trinity Place Holdings Inc.†	$73,150

		755,906

	Retail — 1.8%
2,500	AutoNation Inc.†	233,050
700	Biglari Holdings Inc., Cl. A†	472,864
600	Casey’s General Stores Inc.	129,714
2,900	Fnac Darty†	178,033
6,000	Hertz Global Holdings Inc.†	10,320
10,000	MarineMax Inc.†	493,600
5,500	Movado Group Inc.	156,475
4,000	Penske Automotive Group Inc.	320,960
7,000	PetIQ Inc.†	246,820
30,000	Qurate Retail Inc., Cl. A	352,800
9,000	Rush Enterprises Inc., Cl. B	405,810
400,000	Sun Art Retail Group Ltd.	327,240

		3,327,686

	Specialty Chemicals — 2.0%
7,000	Ashland Global Holdings Inc.	621,390
65,000	Element Solutions Inc.	1,188,850
4,000	H.B. Fuller Co.	251,640
17,500	Huntsman Corp.	504,525
14,000	SGL Carbon SE†	99,164
6,000	T. Hasegawa Co. Ltd.	114,608
2,000	Takasago International Corp.	47,487
700	Treatt plc	9,168
27,000	Valvoline Inc.	703,890

		3,540,722

	Telecommunications — 1.1%
55,000	Communications Systems Inc.	327,800
6,000	Gogo Inc.†	57,960
6,000	Hellenic Telecommunications Organization SA, ADR	47,580
11,000	Loral Space & Communications Inc.	414,370
100,000	Pharol SGPS SA†	13,721
33,000	Telekom Austria AG	260,058
50,000	Vodafone Group plc, ADR	921,500

		2,042,989

	Transportation — 1.0%
30,000	Bollore SA	144,875
17,500	Fortress Transportation and Infrastructure Investors LLC	493,325
12,500	GATX Corp.	1,159,250

		1,797,450

	Wireless Communications — 1.3%
44,000	Millicom International Cellular SA, SDR†	1,692,802
16,000	United States Cellular Corp.†	583,680

		2,276,482

	TOTAL COMMON STOCKS	166,608,084

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2021 (Unaudited)

Shares		Market Value
	EXCHANGE TRADED FUNDS — 0.1%
	Health Care — 0.1%
1,000	SPDR S&P Biotech ETF	$135,650

	MANDATORY CONVERTIBLE SECURITIES (c) — 0.3%
	Health Care — 0.3%
6,000	Avantor Inc., 6.250%, Ser. A, 05/15/22	541,620

	PREFERRED STOCKS — 0.3%
	Financial Services — 0.2%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	311,448

	Health Care — 0.1%
10,000	XOMA Corp., 8.625%, Ser. A	250,000

	Retail — 0.0%
450	Qurate Retail Inc., 8.000%, 03/15/31	45,743

	TOTAL PREFERRED STOCKS	607,191

	RIGHTS — 0.0%
	Health Care — 0.0%
45,000	Achillion Pharmaceuticals Inc., CVR†	22,500
1,500	Tobira Therapeutics Inc., CVR†(d)	90

	TOTAL RIGHTS	22,590

	WARRANTS — 0.1%
	Diversified Industrial — 0.1%
64,000	Ampco-Pittsburgh Corp., expire 08/01/25†	84,480

	Energy and Utilities: Services — 0.0%
539	Weatherford International plc, expire 12/13/23†	232

	TOTAL WARRANTS	84,712

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.8%
$12,287,000	U.S. Treasury Bills,
	0.002% to 0.110%††,
	04/08/21 to 09/23/21	12,286,556

	TOTAL INVESTMENTS — 100.0% (Cost $131,496,110)	$180,286,403

(a)

At March 31, 2021, the Fund held an investment in a restricted and illiquid security amounting to $76,589 or 0.04% of the Fund’s total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	3/31/21 Carrying Value Per Share
175,000	Wow Unlimited Media Inc.	06/05/18- 03/18/19	$163,334	$0.4377

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

CVR	Contingent Value Right

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	57.3%	$103,204,311
Europe	33.1	59,645,934
Japan	6.2	11,227,763
Asia/Pacific	2.1	3,809,121
Latin America	1.3	2,399,274

Total Investments	100.0%	$180,286,403